CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Treasury Stock USD ($)	Treasury Stock CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Retained Earnings USD ($)	Retained Earnings CNY	Total Equity attributable to China Nepstar Noncontrollin Chain Drugstore Ltd. USD ($)	Total Equity attributable to China Nepstar Noncontrollin Chain Drugstore Ltd. CNY	Noncontrolling Interest CNY
Beginning Balance at Dec. 31, 2008		2,982,639		165				2,823,668		(38,009)		173,650		2,959,474	23,165
Beginning Balance (in shares) at Dec. 31, 2008				208,293,136
Net income		139,976										139,976		139,976
Foreign currency translation adjustment net of tax effect of nil		(476)								(476)				(476)
Comprehensive income		139,500												139,500
Repurchase and retirement of ordinary shares (Note 15) (in shares)				(1,128,400)
Repurchase and retirement of ordinary shares (Note 15)		(16,082)		(1)				(16,081)						(16,082)
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15) (in shares)				2,708,412
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15)		13,302		2				13,300						13,302
Share-based compensation expense (Note 19)		3,003						3,003						3,003
Dividend (Note 17)		(1,321,465)						(1,218,128)				(103,337)		(1,321,465)
Deconsolidation of Yunnan Nepstar		(23,165)													(23,165)
Ending Balance at Dec. 31, 2009		1,777,732		166				1,605,762		(38,485)		210,289		1,777,732
Ending Balance (in shares) at Dec. 31, 2009				209,873,148
Net income		16,508										16,508		16,508
Foreign currency translation adjustment net of tax effect of nil		(3,078)								(3,078)				(3,078)
Comprehensive income		13,430												13,430
Repurchase and retirement of ordinary shares (Note 15) (in shares)				(3,827,082)
Repurchase and retirement of ordinary shares (Note 15)		(36,584)		(3)				(36,581)						(36,584)
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15) (in shares)				1,739,872
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15)		10,149		1				10,148						10,149
Share-based compensation expense (Note 19)		5,781						5,781						5,781
Dividend (Note 17)		(201,301)						(83,301)				(118,000)		(201,301)
Ending Balance at Dec. 31, 2010		1,569,207		164				1,501,809		(41,563)		108,797		1,569,207
Ending Balance (in shares) at Dec. 31, 2010				207,785,938
Net income	5,709	35,933										35,933		35,933
Foreign currency translation adjustment net of tax effect of nil		430								430				430
Comprehensive income		36,363												36,363
Repurchase of ordinary share (Note 15)		(45,522)				(45,522)								(45,522)
Retirement of ordinary share (Note 15) (in shares)				(5,142,102)
Retirement of ordinary share (Note 15)				(3)		43,786		(43,783)
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15) (in shares)				139,644
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15)		554						554						554
Share-based compensation expense (Note 19)		(1,195)						(1,195)						(1,195)
Dividend (Note 17)		(205,172)						(205,172)						(205,172)
Income from disposal of subsidiary to parent company (Note 22(f))		19						19						19
Ending Balance at Dec. 31, 2011	$ 215,170	1,354,254	$ 26	161	$ (276)	(1,736)	$ 198,960	1,252,232	$ (6,535)	(41,133)	$ 22,995	144,730	$ 215,170	1,354,254
Ending Balance (in shares) at Dec. 31, 2011			202,783,480